Risk management - Non-performing Loans: outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-performing loans [table]
Financial assets	€ 951,934	€ 916,942
Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	12,021	13,497
Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	2,212	2,799
Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	3,255	3,710
Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	1,005	939
Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	768	862
Financial Assets Past Due But Not Impaired [Member] | Spain [member]
Non-performing loans [table]
Financial assets	284	320
Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	447	156
Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	119	126
Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	87	81
Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	1,056	1,359
Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	1,060	1,220
Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	656	925
Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	966	905
Financial Assets Past Due But Not Impaired [Member] | Africa [Member]
Non-performing loans [table]
Financial assets	105	95
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	4,869	5,359
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	776	1,040
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	1,578	1,760
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	721	712
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	206	214
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Spain [member]
Non-performing loans [table]
Financial assets	232	239
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	8	7
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	16	18
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	35	38
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	497	555
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	3	5
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	4	4
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	791	766
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Africa [Member]
Non-performing loans [table]
Financial assets	1	1
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	1,398	1,533
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	67	75
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	44	48
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	20	20
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	27	25
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	116	171
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	577	659
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	421	394
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	90	93
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Africa [Member]
Non-performing loans [table]
Financial assets	37	49
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	1,239	1,226
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	299	324
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	176	165
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	25	80
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	111	114
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Spain [member]
Non-performing loans [table]
Financial assets		15
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	226	11
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	7	68
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	2	1
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	37	76
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	228	240
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	128	132
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	1	1
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	807	1,031
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	385	346
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	55	54
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	1	1
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	35	42
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Spain [member]
Non-performing loans [table]
Financial assets	47	47
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	20	18
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	3	3
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	165	110
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	29	40
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	49	352
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	17	18
Services [Member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	786	844
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	199	190
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	385	495
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	45	42
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Spain [member]
Non-performing loans [table]
Financial assets	5	5
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	66
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets		1
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	4	4
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	22	28
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	52	73
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	6	6
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	1
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	429	680
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	43	66
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	188	361
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	4	1
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	83	93
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	2	4
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	58	107
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	50	47
Real estate [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	686	655
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	167	144
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	303	255
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	61	86
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Spain [member]
Non-performing loans [table]
Financial assets		15
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	88	80
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	21	15
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	21	17
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	9	26
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	16	16
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	461	502
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	110	111
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	173	161
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	18	7
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	91	91
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	4	5
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	3
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	34	93
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	27	32
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets		1
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets		1
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	85	47
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	7	9
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	8	13
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	4	3
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	9	4
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	14	13
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	8	4
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	34
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	1	1
Retail [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	290	309
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	40	66
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	70	140
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	34
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	30	41
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets		3
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	56	6
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	1	1
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	21	36
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	21
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets	14	13
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	2	3
Other [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	971	1,312
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Non-performing loans [table]
Financial assets	119	427
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Non-performing loans [table]
Financial assets	275	259
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Germany [member]
Non-performing loans [table]
Financial assets	201	138
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Poland [member]
Non-performing loans [table]
Financial assets	81	116
Other [member] | Financial Assets Past Due But Not Impaired [Member] | United Kingdom [member]
Non-performing loans [table]
Financial assets	12	12
Other [member] | Financial Assets Past Due But Not Impaired [Member] | France [member]
Non-performing loans [table]
Financial assets	14	14
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Luxembourg [member]
Non-performing loans [table]
Financial assets	6	8
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Rest of Europe [Member]
Non-performing loans [table]
Financial assets	83	143
Other [member] | Financial Assets Past Due But Not Impaired [Member] | America [Member]
Non-performing loans [table]
Financial assets	64	120
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Asia Pacific [Member]
Non-performing loans [table]
Financial assets		23
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Non-performing loans [table]
Financial assets	48	7
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Africa [Member]
Non-performing loans [table]
Financial assets	€ 67	€ 45